SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.68%	0.30%	2.12%
Expected term (in years)	5 years	5 years	5 years
Expected volatility	49.00%	47.00%	43.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.15%	0.58%	2.75%
Expected term (in years)	8 years	8 years	8 years
Expected volatility	50.00%	48.00%	45.00%